Form 5500 Schedule H, Line 4j - Schedule of Reportable Transactions (Details) - EBP 002 transaction in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) transaction
Investment, Identifier [Axis]: BlackRock Global Investors | Collective investment in the core Standard & Poor 500 index fund 1
EBP, Schedule of Reportable Transaction [Line Items]
Purchase price	$ 130,474
Number of Transactions | transaction	103
Current value of asset	$ 130,474
Investment, Identifier [Axis]: BlackRock Global Investors | Collective investment in the core Standard & Poor 500 index fund 2
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	$ 252,449
Number of Transactions | transaction	408
Cost of asset	$ 100,041
Current value of asset	252,449
Net gain or (loss)	152,408
Investment, Identifier [Axis]: State Street Bank+Trust Co | Short term investment fund 1
EBP, Schedule of Reportable Transaction [Line Items]
Purchase price	$ 750,911
Number of Transactions | transaction	979
Current value of asset	$ 750,911
Investment, Identifier [Axis]: State Street Bank+Trust Co | Short term investment fund 2
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	$ 764,387
Number of Transactions | transaction	1,266
Cost of asset	$ 764,387
Current value of asset	$ 764,387